Schedule of financial income (expense) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial (expense) income, net	€ (4,594)	€ 1,522	€ (8,844)